Dividends (Details) - USD ($)		11 Months Ended	12 Months Ended
	Mar. 07, 2018	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018
Dividends Payable [Line Items]
Dividends to Parent without Commissioner approval			$ 208,200,000
Dividends		$ 80,000,000	50,000,000
Dividends recorded as a return of capital			19,900,000
Dividend, non-cash transfer of investment			20,900,000
Dividend, cash			$ 29,100,000
Subsequent event
Dividends Payable [Line Items]
Dividends to Parent without Commissioner approval				$ 221,900,000
Dividends	$ 25,000,000.0